Description of Organization and Business Operations (Details)				1 Months Ended	3 Months Ended
	Feb. 09, 2021 USD ($) $ / shares shares	Nov. 23, 2020 item	Nov. 23, 2020	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares				$ 10.00	$ 10.00
Proceeds received from initial public offering, gross	$ 34,500,000				$ 345,000,000
Deferred underwriting fee payable				$ 6,000,000.0
Cash held outside the Trust Account					1,582,422
Condition for future business combination number of businesses minimum		1	1
Payments for investment of cash in Trust Account					$ 345,000,000
Condition for future business combination use of proceeds percentage				80	80
Condition for future business combination threshold Percentage Ownership				50	50
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent				15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Redemption period upon closure				24 months	24 months
Maximum Allowed Dissolution Expenses	$ 100,000			$ 100,000
Working Capital					$ 2,500,000
Operating bank accounts					1,600,000
Sale of private placement shares to Sponsor in private placement				$ 25,000 [1]	10,474,999
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares) | shares				957,500
Purchase price, per unit | $ / shares				$ 10.00
Founder Shares
Subsidiary, Sale of Stock [Line Items]
Sale of private placement shares to Sponsor in private placement					25,000
Advances due to related party					$ 118,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	34,500,000			30,000,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00
Proceeds received from initial public offering, gross	$ 345,000,000.0
Initial redemption price per share | $ / shares | $ / shares					$ 10.00
Transaction Costs	19,800,000
Deferred underwriting fee payable	$ 12,100,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares) | shares					1,047,500
Number of shares issued | shares	1,047,500
Purchase price, per unit | $ / shares				$ 10.00	$ 10.00
Proceeds received from initial public offering, gross	$ 10,500,000
Price of warrant | $ / shares	$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares) | shares	4,500,000
Number of shares issued | shares				4,500,000
Purchase price, per unit | $ / shares	$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares) | shares				1,047,500

[1]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over- allotment option is not exercised in full or in part by the underwriters (see Note 4).